Related party transaction	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Related Party Transactions [Abstract]
Related party transaction

Note 12 — Related party transaction

On December 31, 2020, the Company completed the acquisition of 100% equity interest in Dandong BF from Yu Chang, the shareholder of Zhong Yuan Investment and father of Ms. Ting-ting Chang, CEO and director of the Company, for a total consideration of $1,482,600 (or RMB10,500,000). Please refer to Note 9 – Acquisition.

Note 14 — Related party transaction

On March 1, 2020, the Company entered into an acquisition agreement to acquire 100% equity interest in Dandong Bao Feng Seedling Technology Co. Ltd. (“Dandong BF”) from Yu Chang, the shareholder of Zhong Yuan Investment and father of Ms. Ting Ting Chang, CEO and director of the Company, for a total consideration of $1,482,600 (or RMB10,500,000), of which $446,192 (or RMB3,160,000) was paid upon signing of the acquisition agreement. The balance of $1,036,408 (or RMB7,340,000) will be payable upon completion of the acquisition agreement on December 31, 2020.

Dangong BF was incorporated in the PRC on March 11, 2019 and is principally engaged in the research, development and growing of Acer Truncatum seeds in Dandong city, Liaoning Province, in the northeastern region of the PRC.